Average Annual Total Returns - 1290 Diversified Bond Fund	Mar. 01, 2021
BloombergBarclayss [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
Since Inception	4.10%
Class A
Average Annual Return:
1 Year	11.77%
5 Years	6.29%
Since Inception	5.38%
Inception Date	Jul. 06, 2015
Class I
Average Annual Return:
1 Year	17.16%
5 Years	7.53%
Since Inception	6.52%
Inception Date	Jul. 06, 2015
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	16.00%
5 Years	5.72%
Since Inception	4.85%
Inception Date	Jul. 06, 2015
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.27%
5 Years	5.02%
Since Inception	4.29%
Inception Date	Jul. 06, 2015
Class R
Average Annual Return:
1 Year	16.60%
5 Years	6.98%
Since Inception	5.99%
Inception Date	Jul. 06, 2015